Mercer Emerging Markets Equity Fund

Schedule of Investments

(showing percentage of net assets)

June 30, 2020 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 92.3%

	Belgium — 0.0%
1,709	Titan Cement International SA*	20,476

	Bermuda — 1.3%
1,878,000	Beijing Enterprises Water Group, Ltd.*	736,437
614,600	China Gas Holdings, Ltd.	1,892,663
132,000	China Grand Pharmaceutical and Healthcare Holdings, Ltd.	92,550
124,000	China Oriental Group Co., Ltd.	33,793
735,900	China Resources Gas Group, Ltd.	3,581,161
745,512	COSCO SHIPPING Ports, Ltd.	401,734
748,000	CP Pokphand Co., Ltd.	64,640
38,674	Credicorp, Ltd.	5,169,554
1,746,000	Gemdale Properties & Investment Corp., Ltd.	324,959
95,000	Haier Electronics Group Co., Ltd.	288,846
322,000	Hopson Development Holdings, Ltd.	336,092
1,398,000	Joy City Property, Ltd.	90,048
1,278,000	Kunlun Energy Co., Ltd.	836,078
312,000	Luye Pharma Group, Ltd.(a) 144A	191,004
1,500,000	Nan Hai Corp., Ltd.*	11,410
764,000	Nine Dragons Paper Holdings, Ltd.	694,201
198,000	Pou Sheng International Holdings, Ltd.*	45,601
460,001	Shenzhen International Holdings, Ltd.	734,405
284,000	United Energy Group, Ltd.	51,277

	Total Bermuda	15,576,453

	Brazil — 4.1%
844,400	B3 SA - Brasil Bolsa Balcao	8,471,989
126,741	Banco Bradesco SA	437,643
14,344	Banco BTG Pactual SA	199,846
307,000	Banco do Brasil SA	1,797,561
43,682	Banco Santander Brasil SA	222,913
249,000	BB Seguridade Participacoes SA	1,236,656
12,000	Cia Brasileira de Distribuicao	155,125
380,500	Cia de Locacao das Americas	1,173,211
106,979	Cia Siderurgica Nacional SA	208,082
343,100	Cielo SA	288,687
227,202	Cogna Educacao	273,513
196,800	Construtora Tenda SA	1,111,453
11,994	Cosan SA	154,916
88,560	Duratex SA	207,416
128,700	Embraer SA*	189,623
40,880	Guararapes Confeccoes SA	131,482
777,632	Hypera SA	4,716,097
17,211	Itau Unibanco Holding SA	75,228
300,411	Itau Unibanco Holding SA, ADR	1,408,928
58,216	JBS SA	224,242
1,612	LOG Commercial Properties e Participacoes SA	9,674
509,000	Marfrig Global Foods SA*	1,168,954
68,800	MRV Engenharia e Participacoes SA	225,541

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2020 (Unaudited)

Shares	Description	Value ($)

	Brazil — continued
829,200	Odontoprev SA	2,148,961
558,974	Petroleo Brasileiro SA	2,274,255
8,082	Porto Seguro SA	74,214
109,900	Raia Drogasil SA	2,214,092
1,057,400	Rumo SA*	4,331,050
12,100	Sao Martinho SA	46,740
26,945	Sul America SA	221,172
2,200	Suzano SA*	14,741
980,600	TOTVS SA	4,134,350
78,100	Ultrapar Participacoes SA	261,433
8,072	Usinas Siderurgicas de Minas Gerais SA Usiminas	11,893
340,811	Vale SA	3,470,924
243,700	WEG SA	2,246,241
246,100	YDUQS Participacoes SA	1,508,207

	Total Brazil	47,047,053

	Cayman Islands — 18.8%
207,000	3SBio, Inc.* (a) 144A	263,674
2,600	51job, Inc., ADR*	186,654
7,256	58.com, Inc., ADR*	391,389
49,500	AAC Technologies Holdings, Inc.(a)	303,064
31,167	Afya, Ltd. Class A*	730,554
520,000	Agile Group Holdings, Ltd.	616,755
93,000	Alchip Technologies, Ltd.	1,570,132
1,261,784	Alibaba Group Holding, Ltd.*	34,097,100
68,392	Alibaba Group Holding, Ltd., ADR*	14,752,154
326,400	ANTA Sports Products, Ltd.	2,911,179
228,500	Asia Cement China Holdings Corp.	225,303
47,672	Baidu, Inc., ADR*	5,715,396
16,000	Bizlink Holding, Inc.	114,701
526,000	Bosideng International Holdings, Ltd.	163,081
84,000	CAR, Inc.*	25,275
74,000	Casetek Holdings, Ltd.	165,933
73,000	Central China Real Estate, Ltd.	34,029
843,765	Chailease Holding Co., Ltd.	3,562,694
1,124,000	China Aoyuan Group, Ltd.	1,360,963
464,900	China Conch Venture Holdings, Ltd.	1,963,100
186,000	China Evergrande Group(a)	486,127
359,000	China Hongqiao Group, Ltd.	159,456
1,395,000	China Lesso Group Holdings, Ltd.	1,811,094
4,110,000	China Medical System Holdings, Ltd.	4,846,255
90,000	China Mengniu Dairy Co., Ltd.*	343,226
1,618,900	China Resources Cement Holdings, Ltd.	1,998,175
234,000	China Resources Land, Ltd.	884,221
983,000	China SCE Group Holdings, Ltd.	429,273
110,000	China Shanshui Cement Group, Ltd.*	28,734
926,000	China State Construction International Holdings, Ltd.	540,701
106,000	China Tianrui Group Cement Co., Ltd.* (a)	109,428
920,500	China Yongda Automobiles Services Holdings, Ltd.*	1,103,333

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2020 (Unaudited)

Shares	Description	Value ($)

	Cayman Islands — continued
3,392,086	China Yuhua Education Corp., Ltd.	2,779,805
554,800	China Zhongwang Holdings, Ltd.(a)	104,577
274,000	Chinasoft International, Ltd.*	150,110
247,147	CIFI Holdings Group Co., Ltd.	192,876
484,001	Country Garden Holdings Co., Ltd.	595,652
329,460	Country Garden Services Holdings Co., Ltd.	1,532,040
103,500	Dali Foods Group Co., Ltd. 144A	63,028
317,100	ENN Energy Holdings, Ltd.	3,561,425
564,000	Ever Sunshine Lifestyle Services Group, Ltd.	873,093
1,267,000	Fu Shou Yuan International Group, Ltd.	1,164,141
17,000	Fulgent Sun International Holding Co., Ltd.	60,035
445,000	Fullshare Holdings, Ltd.* (a)	8,100
559,000	GCL-Poly Energy Holdings, Ltd.* (a)	15,822
196,000	Geely Automobile Holdings, Ltd.	307,743
90,000	General Interface Solution Holding, Ltd.	345,182
5,000	Ginko International Co., Ltd.	24,761
39,000	Golden Eagle Retail Group, Ltd.	37,295
13,000	Gourmet Master Co., Ltd.	44,819
342,500	Greentown China Holdings, Ltd.	346,200
87,000	Haitian International Holdings, Ltd.	177,154
6,000	Health & Happiness H&H International Holdings, Ltd.	27,150
450,500	Hengan International Group Co., Ltd.	3,524,032
25,572	JD.com, Inc., ADR*	1,538,923
79,398	Jiayuan International Group, Ltd.	32,785
17,199	JOYY, Inc., ADR*	1,522,971
1,216,000	Kaisa Group Holdings, Ltd.	458,823
325,000	Kingboard Holdings, Ltd.	843,863
375,000	Kingboard Laminates Holdings, Ltd.	376,295
41,000	Kingdee International Software Group Co., Ltd.*	95,448
596,000	KWG Group Holdings, Ltd.*	999,455
602,000	Lee & Man Paper Manufacturing, Ltd.	323,573
8,029	LexinFintech Holdings, Ltd., ADR* (a)	85,429
118,000	Logan Group Co., Ltd.	210,923
300,900	Longfor Group Holdings, Ltd. 144A	1,433,216
133,000	Lonking Holdings, Ltd.	40,570
106,000	Minth Group, Ltd.	300,856
16,231	Momo, Inc., ADR	283,718
677,200	NagaCorp, Ltd.	788,894
5,000	NetDragon Websoft Holdings, Ltd.	14,052
146,500	NetEase, Inc.	2,525,324
38,673	NetEase, Inc., ADR	16,605,413
14,500	New Oriental Education & Technology Group, Inc., ADR*	1,888,335
250,000	Nexteer Automotive Group, Ltd.	173,136
45,000	Parade Technologies, Ltd.	1,507,236
7,692	Pharmally International Holding Co., Ltd.	42,621
566,000	Powerlong Real Estate Holdings, Ltd.	317,344
116,000	Redco Properties Group, Ltd. 144A	53,597
279,000	Ronshine China Holdings, Ltd.*	245,797
475,200	Sands China, Ltd.	1,859,576

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2020 (Unaudited)

Shares	Description	Value ($)

	Cayman Islands — continued
127,000	Sany Heavy Equipment International Holdings Co., Ltd.	59,023
188,000	Seazen Group, Ltd.*	163,470
368,000	Semiconductor Manufacturing International Corp.* (a)	1,283,736
460,600	Shenzhou International Group Holdings, Ltd.	5,537,235
83,000	Shimao Property Holdings, Ltd.	351,738
1,547,000	Shui On Land, Ltd.	260,672
24,000	Silergy Corp.	1,557,538
32,845	SINA Corp.*	1,179,464
1,487,600	Sino Biopharmaceutical, Ltd.	2,805,865
946,000	SOHO China, Ltd.*	332,374
66,000	SSY Group, Ltd.	45,090
107,000	Sunac China Holdings, Ltd.	448,832
75,000	Sunny Optical Technology Group Co., Ltd.	1,196,910
67,839	TAL Education Group, ADR*	4,638,831
644,700	Tencent Holdings, Ltd.	41,411,803
458,833	Tencent Music Entertainment Group, ADR*	6,175,892
1,886,000	Tingyi Cayman Islands Holding Corp.	2,922,881
148,000	TPK Holding Co., Ltd.*	234,449
18,373	Trip.com Group, Ltd., ADR*	476,228
206,000	Uni-President China Holdings, Ltd.	206,403
46,000	Vinda International Holdings, Ltd.	164,229
108,423	Vipshop Holdings, Ltd., ADR*	2,158,702
229,000	Want Want China Holdings, Ltd.	173,499
4,773	Weibo Corp., ADR* (a)	160,373
6,674,000	WH Group, Ltd.	5,727,567
177,000	Wisdom Marine Lines Co., Ltd.*	148,480
818,000	Xinyi Glass Holdings, Ltd.	1,006,116
225,302	Xinyi Solar Holdings, Ltd.	214,383
39,141	Xtep International Holdings, Ltd.	13,134
961,456	Yuzhou Properties Co., Ltd.	416,077
402,400	Zhen Ding Technology Holding, Ltd.	1,747,362
349,000	Zhongsheng Group Holdings, Ltd.	1,947,392
69,500	Zhou Hei Ya International Holdings Co., Ltd.* 144A	59,605
12,140	ZTO Express Cayman, Inc., ADR	445,659

	Total Cayman Islands	218,067,378

	Chile — 0.2%
1,567	Banco de Credito e Inversiones SA	53,279
17,274	CAP SA*	111,988
189,731	Cencosud SA	265,892
49,989	Empresa Nacional de Telecomunicaciones SA	322,863
150,283	Empresas CMPC SA	298,881
42,916	Empresas COPEC SA	288,164
1,234,654	Enel Americas SA	186,567
25,280	Falabella SA	80,097
83,808	Inversiones Aguas Metropolitanas SA	72,206
41,323,860	Itau CorpBanca Chile SA	111,745
5,838	Latam Airlines Group SA, ADR* (a)	7,881
97,672	Ripley Corp. SA	31,780

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2020 (Unaudited)

Shares	Description	Value ($)

	Chile — continued
105,226	Sigdo Koppers SA	103,354
290,338	SMU SA	53,691
44,005	Vina Concha y Toro SA	68,641

	Total Chile	2,057,029

	China — 13.1%
252,000	A-Living Services Co., Ltd. Class H	1,271,616
4,620,000	Agricultural Bank of China, Ltd. Class H	1,861,817
294,000	Air China, Ltd. Class H(a)	175,482
1,450,000	Aluminum Corp. of China, Ltd. Class H*	270,766
747,999	Angang Steel Co., Ltd. Class H(a)	182,596
781,100	Anhui Conch Cement Co., Ltd. Class H	5,253,721
1,084,000	AviChina Industry & Technology Co., Ltd. Class H	491,326
729,500	BAIC Motor Corp., Ltd. Class H 144A	317,586
11,869,000	Bank of China, Ltd. Class H	4,389,600
144,500	Bank of Chongqing Co., Ltd. Class H	72,395
1,385,000	Bank of Communications Co., Ltd. Class H	852,851
211,200	Bank of Zhengzhou Co., Ltd. Class H 144A	49,621
998,000	BBMG Corp. Class H(a)	194,643
764,000	Beijing Capital International Airport Co., Ltd. Class H	478,305
284,000	Beijing North Star Co., Ltd. Class H	62,342
28,500	BYD Co., Ltd. Class H(a)	219,574
28,000	Central China Securities Co., Ltd. Class H	4,556
23,994	Changchun High & New Technology Industry Group, Inc. Class A	1,477,488
2,831,000	China Cinda Asset Management Co., Ltd. Class H	555,719
1,518,000	China CITIC Bank Corp., Ltd. Class H	662,563
678,000	China Coal Energy Co., Ltd. Class H	154,083
689,000	China Communications Construction Co., Ltd. Class H	387,914
1,040,000	China Communications Services Corp., Ltd. Class H	647,553
14,557,000	China Construction Bank Corp. Class H	11,763,291
518,000	China Eastern Airlines Corp., Ltd. Class H* (a)	184,935
1,760,000	China Energy Engineering Corp., Ltd. Class H	165,656
535,000	China Everbright Bank Co., Ltd. Class H	201,010
664,000	China Galaxy Securities Co., Ltd. Class H	359,334
3,691,000	China Huarong Asset Management Co., Ltd. Class H 144A	373,931
276,000	China International Capital Corp., Ltd. Class H* (a) 144A	542,613
228,780	China International Marine Containers Group Co., Ltd. Class H	186,939
345,000	China Life Insurance Co., Ltd. Class H	692,886
273,000	China Machinery Engineering Corp. Class H	71,727
2,715,800	China Merchants Bank Co., Ltd. Class H	12,508,419
14,800	China Merchants Securities Co., Ltd. Class H 144A	16,585
1,202,500	China Minsheng Banking Corp., Ltd. Class H	826,042
306,000	China Molybdenum Co., Ltd. Class H(a)	100,017
2,268,400	China National Building Material Co., Ltd. Class H	2,418,018
224,000	China Oilfield Services, Ltd. Class H	201,486
114,400	China Pacific Insurance Group Co., Ltd. Class H	305,951
4,036,000	China Petroleum & Chemical Corp. Class H	1,678,988
334,000	China Railway Construction Corp., Ltd. Class H	262,687
641,000	China Railway Group, Ltd. Class H	331,051

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2020 (Unaudited)

Shares	Description	Value ($)

	China — continued
123,000	China Railway Signal & Communication Corp., Ltd. Class H 144A	53,074
1,639,000	China Reinsurance Group Corp. Class H	167,911
537,500	China Shenhua Energy Co., Ltd. Class H	839,443
608,000	China Southern Airlines Co., Ltd. Class H* (a)	268,511
451,010	China Tourism Group Duty Free Corp., Ltd. Class A*	9,878,678
534,600	China Vanke Co., Ltd. Class H	1,686,578
892,000	Chongqing Rural Commercial Bank Co., Ltd. Class H	352,372
75,000	CITIC Securities Co., Ltd. Class H(a)	142,059
666,000	COSCO SHIPPING Development Co., Ltd. Class H	63,651
602,000	COSCO SHIPPING Energy Transportation Co., Ltd. Class H	269,065
211,000	COSCO SHIPPING Holdings Co., Ltd. Class H*	60,760
305,000	CRRC Corp., Ltd. Class H	128,802
30,000	CSSC Offshore and Marine Engineering Group Co., Ltd. Class H*	20,138
141,600	Dongfang Electric Corp., Ltd. Class H	74,024
76,000	Everbright Securities Co., Ltd. Class H 144A	55,215
44,000	Fuyao Glass Industry Group Co., Ltd. Class H* 144A	104,912
17,995	G-bits Network Technology Xiamen Co., Ltd. Class A	1,395,563
174,400	GF Securities Co., Ltd. Class H	186,933
723,000	Great Wall Motor Co., Ltd. Class H(a)	453,299
752,000	Guangshen Railway Co., Ltd. Class H	141,097
86,800	Guangzhou Automobile Group Co., Ltd. Class H	62,677
20,000	Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class H	50,527
539,600	Guangzhou R&F Properties Co., Ltd. Class H	628,793
43,800	Guotai Junan Securities Co., Ltd. Class H 144A	60,999
298,800	Haitong Securities Co., Ltd. Class H	241,611
644,099	Hangzhou Hikvision Digital Technology Co., Ltd. Class A	2,778,255
305,000	Harbin Bank Co., Ltd. Class H 144A	45,202
63,000	Hisense Home Appliances Group Co., Ltd. Class H	73,565
67,000	Huatai Securities Co., Ltd. Class H 144A	106,758
67,100	Huishang Bank Corp., Ltd. Class H	23,312
9,919,000	Industrial & Commercial Bank of China, Ltd. Class H	6,007,994
38,100	Inner Mongolia Yitai Coal Co., Ltd. Class H	24,333
297,338	Jiangsu Hengrui Medicine Co., Ltd. Class A	3,881,800
220,524	Jiangsu Yanghe Brewery Joint-Stock Co., Ltd. Class A	3,279,882
410,000	Jiangxi Copper Co., Ltd. Class H	415,168
28,804	Kweichow Moutai Co., Ltd. Class A	5,961,087
177,900	Legend Holdings Corp. Class H 144A	207,868
15,233	Livzon Pharmaceutical Group, Inc. Class H	77,519
211,888	Luxshare Precision Industry Co., Ltd. Class A	1,540,197
1,001,000	Metallurgical Corp. of China, Ltd. Class H	159,584
1,444,438	Midea Group Co., Ltd. Class A	12,218,634
36,600	New China Life Insurance Co., Ltd. Class H	122,697
17,200	Orient Securities Co., Ltd. Class H 144A	9,507
396,000	People’s Insurance Co. Group of China, Ltd. (The) Class H	116,211
3,068,000	PetroChina Co., Ltd. Class H	1,014,264
2,910,400	PICC Property & Casualty Co., Ltd. Class H	2,394,368
2,598,400	Ping An Insurance Group Co. of China, Ltd. Class H	25,950,533
1,257,000	Postal Savings Bank of China Co., Ltd. Class H(a) 144A	722,511
201,000	Qingdao Port International Co., Ltd. Class H 144A	106,895

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2020 (Unaudited)

Shares	Description	Value ($)

	China — continued
82,500	Qinhuangdao Port Co., Ltd. Class H	12,673
170,606	Red Star Macalline Group Corp., Ltd. Class H(a) 144A	95,593
114,500	Shandong Chenming Paper Holdings, Ltd. Class H	41,094
236,000	Shandong Weigao Group Medical Polymer Co., Ltd. Class H	524,374
702,000	Shanghai Electric Group Co., Ltd. Class H*	200,038
36,000	Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	120,409
80,000	Shanghai Jin Jiang Capital Co., Ltd. Class H	14,152
169,600	Shanghai Pharmaceuticals Holding Co., Ltd. Class H	285,034
152,000	Shengjing Bank Co., Ltd. Class H* (a) 144A	139,139
735,500	Sinopec Engineering Group Co., Ltd. Class H	313,886
256,000	Sinopec Oilfield Service Corp. Class H*	16,615
760,000	Sinopec Shanghai Petrochemical Co., Ltd. Class H	182,082
381,200	Sinopharm Group Co., Ltd. Class H	976,931
1,024,000	Sinotrans, Ltd. Class H	207,612
23,000	Tong Ren Tang Technologies Co., Ltd. Class H	17,562
1,839,000	TravelSky Technology, Ltd. Class H	3,240,255
28,000	Tsingtao Brewery Co., Ltd. Class H	207,927
806,100	Weichai Power Co., Ltd. Class H	1,503,863
78,000	Xinhua Winshare Publishing and Media Co., Ltd. Class H	52,856
60,849	Xinjiang Goldwind Science & Technology Co., Ltd. Class H	52,404
650,000	Yanzhou Coal Mining Co., Ltd. Class H	486,027
400,600	YiChang HEC ChangJiang Pharmaceutical Co., Ltd. Class H(a)	817,753
158,300	Zhangzhou Pientzehuang Pharmaceutical Co., Ltd. Class A	3,812,256
12,000	Zhaojin Mining Industry Co., Ltd. Class H	14,261
192,400	Zhuzhou CRRC Times Electric Co., Ltd. Class H	491,506
412,000	Zijin Mining Group Co., Ltd. Class H	195,171
181,200	Zoomlion Heavy Industry Science and Technology Co., Ltd. Class H*	139,680

	Total China	152,011,672

	Colombia — 0.1%
3,883	Banco de Bogota SA	62,846
3,647	Bancolombia SA	23,408
2,050	Bancolombia SA, ADR	53,936
66,156	Cementos Argos SA	60,153
13,229	Corp. Financiera Colombiana SA*	98,281
62,535	Grupo Argos SA	165,566
35,111	Grupo de Inversiones Suramericana SA	175,025
8,951	Grupo Nutresa SA	50,030

	Total Colombia	689,245

	Cyprus — 0.1%
51,243	TCS Group Holding Plc, Reg S, GDR(b)	1,038,724

	Czech Republic — 0.0%
24,764	CEZ AS	528,750

	France — 0.3%
37,323	Sanofi	3,796,024

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2020 (Unaudited)

Shares	Description	Value ($)

	Greece — 0.2%
132,595	Alpha Bank AE*	99,335
171,019	Eurobank Ergasias Services and Holdings SA*	78,925
8,853	GEK Terna Holding Real Estate Construction SA*	60,218
5,559	Hellenic Petroleum SA	37,280
74,300	JUMBO SA	1,339,315
5,901	LAMDA Development SA*	39,765
24,764	Mytilineos SA	203,398
61,833	National Bank of Greece SA*	87,323
106,195	Piraeus Bank SA*	188,678

	Total Greece	2,134,237

	Hong Kong — 2.9%
266,000	Beijing Enterprises Holdings, Ltd.	894,569
94,000	BYD Electronic International Co., Ltd.(a)	215,434
430,000	China Everbright, Ltd.	623,164
648,000	China Jinmao Holdings Group, Ltd.	456,251
511,637	China Merchants Port Holdings Co., Ltd.	603,771
1,148,000	China Mobile, Ltd.	7,757,164
55,482	China Mobile, Ltd., ADR	1,866,414
2,226,000	China Overseas Grand Oceans Group, Ltd.	1,256,793
652,000	China Overseas Land & Investment, Ltd.	1,968,957
631,000	China Resources Pharmaceutical Group, Ltd. 144A	365,422
596,000	China Taiping Insurance Holdings Co., Ltd.	956,339
1,142,000	China Traditional Chinese Medicine Holdings Co., Ltd.	550,459
1,020,000	China Unicom Hong Kong, Ltd.	552,127
1,977	China Unicom Hong Kong, Ltd., ADR(a)	10,775
867,000	CITIC, Ltd.	815,718
2,375,000	CNOOC, Ltd.	2,667,375
2,200	CNOOC, Ltd., ADR	248,248
3,081,600	CSPC Pharmaceutical Group, Ltd.	5,809,559
931,000	Far East Horizon, Ltd.	791,047
785,000	Fosun International, Ltd.	996,873
231,000	Hua Hong Semiconductor, Ltd.* (a) 144A	802,949
620,000	Lenovo Group, Ltd.	343,483
396,000	MMG, Ltd.*	81,865
704,000	Poly Property Group Co., Ltd.	211,871
202,000	Shanghai Industrial Holdings, Ltd.	310,253
1,501,936	Shenzhen Investment, Ltd.	475,195
1,456,000	Sino-Ocean Group Holding, Ltd.	349,797
535,000	Sinotruk Hong Kong, Ltd.(a)	1,382,043
147,000	Sun Art Retail Group, Ltd.	251,000
3,346,000	Yuexiu Property Co., Ltd.	596,288

	Total Hong Kong	34,211,203

	Hungary — 0.4%
69,547	MOL Hungarian Oil & Gas Plc*	410,944
30,080	OTP Bank Nyrt*	1,052,219
131,744	Richter Gedeon Nyrt	2,724,581

	Total Hungary	4,187,744

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2020 (Unaudited)

Shares	Description	Value ($)

	India — 10.1%
50,750	ACC, Ltd.	903,926
51,815	Adani Enterprises, Ltd.	107,348
35,296	Adani Gas, Ltd.	71,653
41,266	Adani Green Energy, Ltd.*	196,306
23,504	Adani Ports & Special Economic Zone, Ltd.	108,861
104,805	Adani Power, Ltd.*	49,844
19,503	Adani Transmission, Ltd.*	67,234
139,935	Aditya Birla Capital, Ltd.*	117,674
700	Ajanta Pharma, Ltd.	13,154
73,483	Alembic Pharmaceuticals, Ltd.	887,385
1,582	Amara Raja Batteries, Ltd.	13,698
174,970	Ambuja Cements, Ltd.	451,968
100,932	Apollo Tyres, Ltd.	144,553
4,534	Arvind Fashions, Ltd.*	10,120
22,672	Arvind, Ltd.	9,765
486,970	Ashok Leyland, Ltd.	307,175
148,754	Asian Paints, Ltd.	3,344,263
1,268	Atul, Ltd.	77,630
59,092	Aurobindo Pharma, Ltd.	603,955
255,808	Axis Bank, Ltd.	1,396,859
53,455	Bajaj Auto, Ltd.	2,016,131
49,613	Bajaj Finance, Ltd.	1,880,631
724	Bajaj Finserv, Ltd.	56,512
8,264	Bajaj Holdings & Investment, Ltd.	279,065
7,393	Balkrishna Industries, Ltd.	124,673
101,945	Bank of Baroda*	65,851
39,561	Bata India, Ltd.	686,362
98,240	Bharat Electronics, Ltd.	115,407
19,571	Bharat Forge, Ltd.	83,200
152,407	Bharti Airtel, Ltd.*	1,129,978
19,200	Bharti Infratel, Ltd.	56,327
1,542	Birla Corp., Ltd.	11,883
19,360	Birlasoft, Ltd.*	23,147
49,869	Britannia Industries, Ltd.	2,396,096
45,555	Cadila Healthcare, Ltd.	213,494
27,266	Canara Bank*	36,400
6,409	Ceat, Ltd.	77,696
3,469	Century Textiles & Industries, Ltd.	13,558
18,755	Chambal Fertilizers and Chemicals, Ltd.	35,374
22,089	Cholamandalam Investment and Finance Co., Ltd.	56,062
86,800	Cipla, Ltd.	739,820
36,248	City Union Bank, Ltd.	58,615
5,698	Cochin Shipyard, Ltd. 144A	22,580
13,925	Container Corp. Of India, Ltd.	77,760
4,759	Coromandel International, Ltd.	47,761
7,878	Cummins India, Ltd.	41,023
8,817	Dalmia Bharat, Ltd.*	79,527
25,348	DCB Bank, Ltd.*	25,674
5,663	DCM Shriram, Ltd.	23,821

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2020 (Unaudited)

Shares	Description	Value ($)

	India — continued
4,025	Dilip Buildcon, Ltd. 144A	14,747
13,685	Dixon Technologies India, Ltd.	1,053,617
102,560	DLF, Ltd.	201,938
3,946	Dr. Reddy’s Laboratories, Ltd.	207,566
1,155	eClerx Services, Ltd.	6,786
114,738	Edelweiss Financial Services, Ltd.	94,557
16,647	EIH, Ltd.	13,975
1,345	Endurance Technologies, Ltd. 144A	15,585
16,885	Engineers India, Ltd.	16,885
8,422	Escorts, Ltd.	116,535
79,688	Exide Industries, Ltd.	157,029
542,651	Federal Bank, Ltd.	367,469
2,842	Finolex Cables, Ltd.	10,804
4,764	Finolex Industries, Ltd.	31,694
21,744	Firstsource Solutions, Ltd.	10,307
233,402	GAIL India, Ltd.	316,827
17,950	General Insurance Corp. of India 144A	35,632
38,255	Glenmark Pharmaceuticals, Ltd.	227,998
4,323	Godrej Industries, Ltd.	24,126
61,691	Grasim Industries, Ltd.	505,599
9,916	Great Eastern Shipping Co., Ltd. (The)	28,222
9,733	Gujarat Fluorochemicals, Ltd.*	47,070
6,590	Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.	13,405
35,445	Gujarat Pipavav Port, Ltd.	35,986
29,302	Gujarat State Petronet, Ltd.	85,522
546,694	HCL Technologies, Ltd.	4,051,872
347,573	HDFC Bank, Ltd.	4,957,305
23,784	HDFC Bank, Ltd., ADR	1,081,221
6,326	Hero MotoCorp, Ltd.	214,782
7,904	Hexaware Technologies, Ltd.	34,708
322,010	Hindalco Industries, Ltd.	635,381
434,105	Housing Development Finance Corp., Ltd.	10,219,235
150,299	ICICI Bank, Ltd.	697,796
142,522	ICICI Bank, Ltd., ADR	1,324,029
422,223	IDFC First Bank, Ltd.*	145,394
168,339	IDFC, Ltd.	41,428
838	IIFL Wealth Management, Ltd.	11,415
654,139	Indiabulls Housing Finance, Ltd., ADR	1,806,468
35,342	Indiabulls Real Estate, Ltd.*	23,138
15,841	Indiabulls Ventures, Ltd.	24,629
27,565	Indian Hotels Co., Ltd. (The)*	29,384
380,841	Indraprastha Gas, Ltd.	2,237,788
487,217	Infosys, Ltd.	4,740,206
116,402	Infosys, Ltd., ADR	1,124,443
41,819	Ipca Laboratories, Ltd.	926,609
173,466	Jindal Steel & Power, Ltd.*	371,793
1,744	JK Cement, Ltd.	31,576
41,440	JM Financial, Ltd.	38,594
134,159	JSW Energy, Ltd.	84,225

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2020 (Unaudited)

Shares	Description	Value ($)

	India — continued
126,913	JSW Steel, Ltd.	319,952
14,600	Jubilant Life Sciences, Ltd.	127,876
4,066	Kalpataru Power Transmission, Ltd.	11,676
31,853	Karnataka Bank, Ltd. (The)	17,610
56,526	Karur Vysya Bank, Ltd. (The)	25,138
3,700	KEC International, Ltd.	13,178
19,360	KPIT Technologies, Ltd.*	16,192
1,219	KPR Mill, Ltd.	7,907
2,301	KRBL, Ltd.	7,508
127,540	L&T Finance Holdings, Ltd.	111,765
41,363	Larsen & Toubro, Ltd.	518,284
1,896	Laurus Labs, Ltd. 144A	13,095
98,662	LIC Housing Finance, Ltd.	346,716
50,662	Lupin, Ltd.	614,024
153,025	Mahanagar Gas, Ltd.	2,138,603
109,705	Mahindra & Mahindra Financial Services, Ltd.	244,350
90,471	Mahindra & Mahindra, Ltd.	614,960
20,010	Mahindra CIE Automotive, Ltd.*	31,179
1,007,686	Manappuram Finance, Ltd.	2,046,054
32,801	Maruti Suzuki India, Ltd.	2,545,930
126,273	Max Financial Services, Ltd.*	897,264
1,238	Mindtree, Ltd.	15,335
3,137,570	Motherson Sumi Systems, Ltd.	3,956,489
3,874	Motilal Oswal Financial Services, Ltd.	30,695
11,977	Mphasis, Ltd.	137,960
233	MRF, Ltd.	207,797
54,967	Multi Commodity Exchange of India, Ltd.	935,305
126,766	Muthoot Finance, Ltd.	1,833,066
8,687	Natco Pharma, Ltd.	72,795
124,982	National Aluminium Co., Ltd.	53,217
96,063	NCC, Ltd.	37,096
288,899	Nippon Life India Asset Management, Ltd.	1,213,416
30,348	NMDC, Ltd.	32,921
19,035	Oberoi Realty, Ltd.	91,879
54,159	PC Jeweller, Ltd.*	12,028
8,118	Persistent Systems, Ltd.	68,465
36,873	Petronet LNG, Ltd.	127,538
1,284	Pfizer, Ltd.	67,470
6,186	Phoenix Mills, Ltd. (The)	47,674
26,959	Piramal Enterprises, Ltd.	492,017
11,541	PNB Housing Finance, Ltd. 144A	31,813
174,603	Power Finance Corp., Ltd.	195,776
21,563	Prestige Estates Projects, Ltd.	60,061
6,287	Quess Corp., Ltd.* 144A	30,495
8,780	Rain Industries, Ltd.	8,907
22,196	Rajesh Exports, Ltd.	136,584
4,988	Ramco Cements, Ltd. (The)	42,311
4,818	Raymond, Ltd.*	17,873
93,936	RBL Bank, Ltd. 144A	216,714

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2020 (Unaudited)

Shares	Description	Value ($)

	India — continued
198,915	REC, Ltd.	284,944
34,104	Reliance Capital, Ltd.*	5,663
1,212,512	Reliance Industries, Ltd.	27,458,851
1,442	Reliance Industries, Ltd., GDR 144A	66,516
28,395	Reliance Industries, Ltd. (Partly Paid-up Shares)*	300,822
191,600	Reliance Power, Ltd.*	10,764
2,509	Sadbhav Engineering, Ltd.	1,498
2,694	Shriram City Union Finance, Ltd.	23,690
41,486	Shriram Transport Finance Co., Ltd.	383,464
8,357	Sobha, Ltd.	25,419
1,607	SRF, Ltd.	76,821
255,206	State Bank of India*	606,168
269,432	Steel Authority of India, Ltd.	109,001
7,488	Strides Pharma Science, Ltd.	40,714
80,635	Sun Pharmaceutical Industries, Ltd.	505,515
10,790	Sun TV Network, Ltd.	57,915
3,547	Sundaram Finance, Ltd.	68,776
8,857	Sunteck Realty, Ltd.	22,505
19,260	Tata Chemicals, Ltd.	79,951
90,475	Tata Consumer Products, Ltd.	466,107
383,877	Tata Motors, Ltd.*	502,577
114,010	Tata Steel, Ltd.	494,943
13,961	Tech Mahindra, Ltd.	101,226
1,123	Thermax, Ltd.	11,142
22,198	Thomas Cook India, Ltd.	7,858
37,503	TV18 Broadcast, Ltd.*	16,968
3,361	UltraTech Cement, Ltd.	174,341
56,007	Union Bank of India*	23,630
967,570	UPL, Ltd.*	5,484,888
1,848	Vardhman Textiles, Ltd.	16,044
345,735	Vedanta, Ltd.	485,528
1,853,830	Vodafone Idea, Ltd.*	258,635
39,909	Welspun India, Ltd.	19,692
76,145	Wipro, Ltd.	222,247
3,632	Wockhardt, Ltd.*	13,595
324,058	Yes Bank, Ltd.*	110,081
242,266	Zee Entertainment Enterprises, Ltd.	548,435
2,971	Zensar Technologies, Ltd.	4,899

	Total India	117,785,890

	Indonesia — 1.6%
4,188,200	Adaro Energy Tbk PT	292,079
761,600	AKR Corporindo Tbk PT	135,467
3,996,800	Aneka Tambang Tbk PT	169,424
160,000	Astra Agro Lestari Tbk PT	92,789
1,148,000	Astra International Tbk PT	385,971
104,300	Bank Danamon Indonesia Tbk PT	19,755
5,936,000	Bank Mandiri Persero Tbk PT	2,058,632
799,500	Bank Maybank Indonesia Tbk PT	9,013

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2020 (Unaudited)

Shares	Description	Value ($)

	Indonesia — continued
1,157,800	Bank Negara Indonesia Persero Tbk PT	371,614
928,000	Bank Pan Indonesia Tbk PT*	53,128
1,484,800	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	79,475
956,700	Bank Pembangunan Daerah Jawa Timur Tbk PT	33,579
31,153,700	Bank Rakyat Indonesia Persero Tbk PT	6,650,500
1,273,000	Bank Tabungan Negara Persero Tbk PT	111,838
1,324,100	Barito Pacific Tbk PT*	108,294
669,500	Bukit Asam Tbk PT	94,761
1,040,000	Bumi Serpong Damai Tbk PT*	53,997
4,209,500	Ciputra Development Tbk PT	179,912
15,100	Gudang Garam Tbk PT	49,877
756,600	Indah Kiat Pulp & Paper Corp. Tbk PT	316,830
160,400	Indo Tambangraya Megah Tbk PT	80,106
3,700	Indocement Tunggal Prakarsa Tbk PT*	3,059
683,500	Indofood Sukses Makmur Tbk PT	312,405
371,800	Japfa Comfeed Indonesia Tbk PT	30,909
544,400	Jaya Real Property Tbk PT	15,554
97,200	Link Net Tbk PT	15,310
2,110,500	Medco Energi Internasional Tbk PT*	66,846
682,000	Media Nusantara Citra Tbk PT	43,168
705,900	Mitra Adiperkasa Tbk PT*	38,569
131,500	Pabrik Kertas Tjiwi Kimia Tbk PT	47,649
1,351,600	Pakuwon Jati Tbk PT	39,587
228,200	PP Persero Tbk PT	13,917
1,205,900	Puradelta Lestari Tbk PT	14,582
257,300	Semen Indonesia Persero Tbk PT	173,471
78,000	Siloam International Hospitals Tbk PT*	28,472
1,350,500	Summarecon Agung Tbk PT	55,456
27,705,500	Telekomunikasi Indonesia Persero Tbk PT	5,919,389
219,300	United Tractors Tbk PT	254,248
367,100	Vale Indonesia Tbk PT*	72,035
1,419,900	Waskita Karya Persero Tbk PT	70,637
1,604,800	Wijaya Karya Persero Tbk PT	134,992
855,500	XL Axiata Tbk PT	166,878

	Total Indonesia	18,864,174

	Japan — 0.1%
165,000	Isuzu Motors, Ltd.	1,491,248

	Luxembourg — 0.5%
25,185	Globant SA*	3,773,972
21,502	Kernel Holding SA	226,606
180,098	PLAY Communications SA	1,381,468

	Total Luxembourg	5,382,046

	Malaysia — 0.6%
536,700	AirAsia Group Bhd	110,832
370,400	Alliance Bank Malaysia Bhd	189,186
439,400	AMMB Holdings Bhd	320,078

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2020 (Unaudited)

Shares	Description	Value ($)

	Malaysia — continued
1,600	Batu Kawan Bhd	5,436
15,500	BIMB Holdings Bhd	12,416
81,500	Boustead Holdings Bhd*	11,643
71,300	Bumi Armada Bhd*	3,855
28,500	Cahya Mata Sarawak Bhd	10,512
599,588	CIMB Group Holdings Bhd	501,709
339,700	DRB-Hicom Bhd	137,197
4,900	Eco World Development Group Bhd*	481
631,000	FGV Holdings Bhd	147,689
406,163	Gamuda Bhd	347,022
285,500	Genting Bhd	275,405
827,300	Genting Malaysia Bhd	492,112
12,100	Genting Plantations Bhd	27,544
20,900	Hong Leong Bank Bhd	68,963
44,800	Hong Leong Financial Group Bhd	137,809
793,700	IJM Corp. Bhd	337,499
328,300	IOI Properties Group Bhd	75,372
131,000	Lotte Chemical Titan Holding Bhd 144A	55,059
72,000	Magnum Bhd	37,117
144,940	Malayan Banking Bhd	255,034
279,100	Malaysia Airports Holdings Bhd	357,204
683,234	Malaysia Building Society Bhd	99,612
158,000	MISC Bhd	282,809
102,700	MMC Corp. Bhd	17,603
89,300	Oriental Holdings Bhd	118,409
69,600	Petronas Chemicals Group Bhd	101,380
11,700	Pos Malaysia Bhd	2,562
5,100	PPB Group Bhd	21,186
90,400	Public Bank Bhd	349,723
293,600	RHB Bank Bhd	330,047
1,152,800	Sapura Energy Bhd*	25,954
7,800	Scientex Bhd	16,269
705,200	Sime Darby Bhd	356,482
1,138,700	Sime Darby Property Bhd	181,365
616,553	SP Setia Bhd Group	122,617
420,696	Sunway Bhd	135,338
523,700	UEM Sunrise Bhd*	53,786
241,300	UOA Development Bhd	104,307
30,000	Yinson Holdings Bhd	41,531
737,900	YTL Corp. Bhd	143,933

	Total Malaysia	6,422,087

	Marshall Islands — 0.0%
10,988	Atlas Corp.(c)	83,509

	Mexico — 2.0%
42,023	ALEATICA SAB de CV* (a)	36,354
775,577	Alfa SAB de CV Class A	433,319
147,998	Alpek SAB de CV(a)	112,086

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2020 (Unaudited)

Shares	Description	Value ($)

	Mexico — continued
49,168	Arca Continental SAB de CV	214,699
196,588	Banco del Bajio SA* 144A	167,432
1,601	Becle SAB de CV	3,061
2,191,822	Cemex SAB de CV	614,663
130,050	Cemex SAB de CV, ADR	374,544
12,081	Coca-Cola Femsa SAB de CV	52,450
560	Coca-Cola Femsa SAB de CV, ADR	24,556
32,999	El Puerto de Liverpool SAB de CV(a)	80,687
2,838,859	Fibra Uno Administracion SA de CV REIT	2,233,542
52,116	Fomento Economico Mexicano SAB de CV	321,781
732	Fomento Economico Mexicano SAB de CV, ADR	45,391
279,328	Gentera SAB de CV(a)	135,028
382,500	Grupo Aeroportuario del Centro Norte SAB de CV*	1,768,402
534,300	Grupo Aeroportuario del Pacifico SAB de CV Class B	3,836,545
39,702	Grupo Bimbo SAB de CV Series A(a)	66,253
51,326	Grupo Carso SAB de CV Series A-1	98,911
51,304	Grupo Cementos de Chihuahua SAB de CV(a)	216,011
81,374	Grupo Comercial Chedraui SA de CV(a)	95,682
6,983	Grupo Elektra SAB DE CV	380,776
1,211,565	Grupo Financiero Banorte SAB de CV Series O*	4,169,982
178,449	Grupo Financiero Inbursa SAB de CV Series O*	123,332
34,200	Grupo Lala SAB de CV(a)	18,086
327,910	Grupo Mexico SAB de CV Series B	757,796
76,700	Grupo Sanborns SAB de CV	66,387
475,614	Grupo Televisa SAB*	496,671
19,886	Grupo Televisa SAB, ADR*	104,203
76,227	Industrias Bachoco SAB de CV Series B	221,090
14,508	Industrias CH SAB de CV Series B	54,065
34,549	Industrias Penoles SAB de CV	352,996
51,353	Megacable Holdings SAB de CV	149,879
231,985	Orbia Advance Corp. SAB de CV	341,045
14,495	Organizacion Soriana SAB de CV Class B	11,291
20,910	Promotora y Operadora de Infraestructura SAB de CV*	150,208
1,809	Promotora y Operadora de Infraestructura SAB de CV Series L*	8,602
2,026,900	Wal-Mart de Mexico SAB de CV	4,821,859

	Total Mexico	23,159,665

	Netherlands — 1.2%
116,237	Unilever NV	6,162,752
25,779	X5 Retail Group NV, Reg S, GDR(b)	911,351
3,300	X5 Retail Group NV, Reg S (London Exchange), GDR(b)	116,820
142,370	Yandex NV Class A*	7,121,347

	Total Netherlands	14,312,270

	Philippines — 0.3%
102,600	8990 Holdings, Inc.*	20,034
1,291,000	Alliance Global Group, Inc.*	176,780
8,223	Altus Property Ventures, Inc.* (c)	321
19,680	Ayala Corp.	307,275

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2020 (Unaudited)

Shares	Description	Value ($)

	Philippines — continued
122,369	Bank of the Philippine Islands	178,054
72,770	BDO Unibank, Inc.	143,576
285,500	Bloomberry Resorts Corp.	42,856
6,590	Cebu Air, Inc.	5,233
156,200	China Banking Corp.	65,739
217,800	Cosco Capital, Inc.	22,122
1,203,900	DMCI Holdings, Inc.	99,681
33,900	Eagle Cement Corp.	6,753
204,200	Emperador, Inc.	33,725
160,300	Filinvest Development Corp.	25,378
5,355	GT Capital Holdings, Inc.	49,088
191,740	JG Summit Holdings, Inc.	250,674
416,900	LT Group, Inc.	66,806
2,448,300	Megaworld Corp.	150,830
221,746	Metropolitan Bank & Trust Co.	164,983
693,000	Nickel Asia Corp.	25,223
448,700	Petron Corp.	27,892
90,389	Philippine National Bank*	36,343
72,220	Pilipinas Shell Petroleum Corp.*	26,078
3,135	PLDT, Inc.	78,224
700	PLDT, Inc., ADR(a)	17,087
95,700	Puregold Price Club, Inc.	89,475
558,300	Robinsons Land Corp.	196,962
130,730	Robinsons Retail Holdings, Inc.	170,404
55,020	San Miguel Corp.	110,449
12,670	San Miguel Food and Beverage, Inc.	17,648
80,330	Security Bank Corp.	167,189
198,600	Semirara Mining & Power Corp.	50,758
4,270	Top Frontier Investment Holdings, Inc.*	11,133
28,020	Union Bank of the Philippines	30,590
1,677,500	Vista Land & Lifescapes, Inc.	124,684

	Total Philippines	2,990,047

	Poland — 0.7%
13,850	Alior Bank SA*	56,502
15,923	Asseco Poland SA	265,592
2,685	Bank Handlowy w Warszawie SA*	25,987
95,985	Bank Millennium SA*	73,283
17,711	Bank Polska Kasa Opieki SA	240,895
7,436	Cyfrowy Polsat SA	49,420
70,479	Dino Polska SA*	3,572,117
73,605	Enea SA*	133,173
5,344	Grupa Azoty SA*	41,390
6,244	Grupa Lotos SA	94,636
824	ING Bank Slaski SA*	29,607
31,265	KGHM Polska Miedz SA*	717,826
2,816	mBank SA*	163,632
97,901	PGE Polska Grupa Energetyczna SA*	169,995
105,121	Polski Koncern Naftowy ORLEN SA	1,663,010

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2020 (Unaudited)

Shares	Description	Value ($)

	Poland — continued
63,627	Powszechna Kasa Oszczednosci Bank Polski SA	368,433
1,870	Santander Bank Polska SA*	82,858
226,231	Tauron Polska Energia SA*	135,124

	Total Poland	7,883,480

	Russia — 1.8%
714,521	Gazprom PJSC, ADR	3,848,252
513,364	Gazprom PJSC (OTC Exchange), ADR(a)	2,782,433
16,700	LUKOIL PJSC, ADR	1,239,474
59,612	LUKOIL PJSC (Euroclear Shares), ADR	4,418,797
53,200	MMC Norilsk Nickel PJSC, ADR(a)	1,400,756
144,257	MMC Norilsk Nickel PJSC (London Exchange), ADR	3,771,449
105,969	Rosneft Oil Co. PJSC, Reg S, GDR(b)	531,558
72,100	Sberbank of Russia PJSC, ADR	817,614
190,367	Sberbank of Russia PJSC (London Exchange), ADR	2,162,739
303,080	VTB Bank PJSC, Reg S, GDR(b)	284,440
20,403	VTB Bank PJSC, Reg S (London Exchange), GDR(b)	19,115

	Total Russia	21,276,627

	Singapore — 0.2%
138,980	United Overseas Bank, Ltd.	2,019,573

	South Africa — 2.8%
97,313	Absa Group, Ltd.	477,457
22,457	AECI, Ltd.	99,917
207,698	African Rainbow Minerals, Ltd.	2,013,809
869	Anglo American Platinum, Ltd.	62,662
29,672	AngloGold Ashanti, Ltd.	870,120
87,158	Aspen Pharmacare Holdings, Ltd.*	719,715
94,040	Barloworld, Ltd.	372,184
152,751	Bid Corp., Ltd.	2,491,494
348,983	Bidvest Group, Ltd. (The)	2,851,349
56,145	Capitec Bank Holdings, Ltd.	2,773,437
196,683	Clicks Group, Ltd.	2,380,158
65,938	Discovery, Ltd.	396,491
11,359	Distell Group Holdings, Ltd.	49,872
68,610	Exxaro Resources, Ltd.	514,812
366,394	FirstRand, Ltd.	802,113
53,176	Foschini Group, Ltd. (The)	196,348
5,470	Gold Fields, Ltd.	51,646
104,255	Gold Fields, Ltd., ADR	979,997
68,037	Harmony Gold Mining Co., Ltd., ADR*	283,714
55,422	Impala Platinum Holdings, Ltd.	369,720
16,608	Imperial Logistics, Ltd.	37,580
38,754	Investec, Ltd.	76,962
21,750	Italtile, Ltd.	14,387
345,425	KAP Industrial Holdings, Ltd.	49,593
2,551	Kumba Iron Ore, Ltd.	68,041
46,699	Liberty Holdings, Ltd.	177,472

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2020 (Unaudited)

Shares	Description	Value ($)

	South Africa — continued
487,162	Life Healthcare Group Holdings, Ltd.	471,929
341,743	Momentum Metropolitan Holdings	346,220
12,457	Motus Holdings, Ltd.(a)	22,031
165,842	MTN Group, Ltd.	503,870
16,234	MultiChoice Group*	99,265
38,605	Naspers, Ltd. Class N	7,033,601
75,818	Nedbank Group, Ltd.	445,168
30,344	Netcare, Ltd.	23,812
19,377	Ninety One, Ltd.*	48,849
7,817	Northam Platinum, Ltd.*	52,238
901,420	Old Mutual, Ltd.	624,306
92,773	Pepkor Holdings, Ltd.(a) 144A	58,714
8,856	PSG Group, Ltd.	80,677
42,112	Reunert, Ltd.	82,738
69,664	Sanlam, Ltd.	236,219
799	Santam, Ltd.	12,321
145,744	Sappi, Ltd.*	227,300
45,095	Sasol, Ltd.* (a)	344,376
8,988	Sasol, Ltd., ADR*	69,297
19,754	Shoprite Holdings, Ltd.	121,194
197,426	Sibanye Stillwater, Ltd.*	429,086
161,774	Standard Bank Group, Ltd.	972,443
85,548	Telkom SA SOC, Ltd.	145,769
11,291	Tiger Brands, Ltd.	115,896
34,879	Tongaat Hulett, Ltd.*	10,921
67,408	Transaction Capital, Ltd.	72,130
127,402	Truworths International, Ltd.	249,244
23,147	Vodacom Group, Ltd.(a)	163,734

	Total South Africa	32,244,398

	South Korea — 9.4%
6,100	Asiana Airlines, Inc.*	19,468
4,361	BGF Co., Ltd.	15,479
785	Binggrae Co., Ltd.	39,516
99,703	BNK Financial Group, Inc.	414,294
52,182	Cheil Worldwide, Inc.	720,314
2,348	CJ CheilJedang Corp.	642,172
5,394	CJ Corp.	390,525
870	CJ ENM Co., Ltd.	80,717
809	CJ Logistics Corp.*	105,914
10,165	Daeduck Co., Ltd.	48,975
17,571	Daeduck Electronics Co., Ltd.*	113,357
2,932	Daekyo Co., Ltd.	10,506
28,022	Daelim Industrial Co., Ltd.	1,935,183
11,002	Daesang Corp.	238,486
30,023	Daewoo Engineering & Construction Co., Ltd.*	86,621
3,025	Daewoo Shipbuilding & Marine Engineering Co., Ltd.*	68,971
16,520	Daishin Securities Co., Ltd.	133,811
14,584	Daou Technology, Inc.	243,807

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2020 (Unaudited)

Shares	Description	Value ($)

	South Korea — continued
17,794	DB Insurance Co., Ltd.	633,723
86,845	DGB Financial Group, Inc.	372,990
803	Dong-A ST Co., Ltd.	57,930
26,905	Dongkuk Steel Mill Co., Ltd.*	119,391
184	Dongwon F&B Co., Ltd.	27,375
637	Dongwon Industries Co., Ltd.	106,890
17,953	Doosan Bobcat, Inc.	397,988
2,955	Doosan Co., Ltd.	93,305
1,787	Doosan Fuel Cell Co., Ltd.*	48,872
64,498	Doosan Heavy Industries & Construction Co., Ltd.*	262,320
66,417	Doosan Infracore Co., Ltd.*	405,971
985	Doosan Solus Co., Ltd.*	27,801
36,760	Douzone Bizon Co., Ltd.	3,146,137
37,070	Duk San Neolux Co., Ltd.*	1,039,747
7,498	E-MART, Inc.(a)	663,077
29,375	F&F Co., Ltd.	2,270,159
24,488	Fila Holdings Corp.	724,498
20,632	GS Engineering & Construction Corp.	426,402
11,678	GS Holdings Corp.	351,823
1,043	GS Home Shopping, Inc.	95,274
857	GS Retail Co., Ltd.	26,162
620	Halla Holdings Corp.	13,758
49,984	Hana Financial Group, Inc.	1,137,784
6,945	Handsome Co., Ltd.	204,584
373	Hanil Cement Co., Ltd.	25,299
442	Hanil Holdings Co., Ltd.	16,918
3,975	Hanjin Transportation Co., Ltd.	146,885
26,719	Hankook Tire & Technology Co., Ltd.	547,329
379	Hansae Co., Ltd.	3,361
776	Hansol Paper Co., Ltd.	9,076
11,140	Hanwha Aerospace Co., Ltd.*	227,735
14,190	Hanwha Corp.	264,568
6,843	Hanwha Investment & Securities Co., Ltd.*	9,506
106,293	Hanwha Life Insurance Co., Ltd.	120,131
36,127	Hanwha Solutions Corp.	586,567
19,079	Harim Holdings Co., Ltd.	107,909
18,034	HDC Holdings Co., Ltd.	127,863
8,362	HDC Hyundai Development Co-Engineering & Construction	148,035
1,275	Huchems Fine Chemical Corp.	16,848
156	Hyosung Advanced Materials Corp.*	14,957
111	Hyosung Chemical Corp.	9,799
3,397	Hyosung Corp.	178,986
413	Hyosung TNC Co., Ltd.	38,807
1,793	Hyundai Construction Equipment Co., Ltd.*	33,094
4,891	Hyundai Department Store Co., Ltd.	230,969
16,209	Hyundai Engineering & Construction Co., Ltd.	450,206
470	Hyundai Glovis Co., Ltd.	40,060
22,628	Hyundai Greenfood Co., Ltd.	146,478
1,587	Hyundai Heavy Industries Holdings Co., Ltd.	324,414

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2020 (Unaudited)

Shares	Description	Value ($)

	South Korea — continued
2,815	Hyundai Home Shopping Network Corp.	151,001
22,088	Hyundai Marine & Fire Insurance Co., Ltd.	420,424
8,249	Hyundai Mipo Dockyard Co., Ltd.	217,482
17,259	Hyundai Mobis Co., Ltd.	2,753,690
19,477	Hyundai Motor Co.	1,600,873
29,265	Hyundai Steel Co.	505,078
8,365	Hyundai Wia Corp.	243,579
42,311	Industrial Bank of Korea	287,350
7,034	IS Dongseo Co., Ltd.	164,543
63,062	JB Financial Group Co., Ltd.	250,736
10,601	Kakao Corp.	2,380,248
57,989	KB Financial Group, Inc.	1,658,053
2,600	KB Financial Group, Inc., ADR(a)	72,332
1,703	KCC Corp.	188,229
43,618	Kia Motors Corp.	1,176,188
2,141	KIWOOM Securities Co., Ltd.	156,590
8,959	Kolon Industries, Inc.	241,644
6,176	Korea Asset In Trust Co., Ltd.	14,505
7,407	Korea Investment Holdings Co., Ltd.	273,885
5,996	Korea Line Corp.*	86,684
1,596	Korea Petrochemical Ind Co., Ltd.	149,871
86,346	Korea Real Estate Investment & Trust Co., Ltd.	122,875
1,163	Korea Shipbuilding & Offshore Engineering Co., Ltd.*	85,653
364	Korea Zinc Co., Ltd.	102,113
16,985	Korean Air Lines Co., Ltd.*	248,513
47,417	Korean Reinsurance Co.	292,164
4,315	KT Skylife Co., Ltd.	28,621
1,911	Kumho Industrial Co., Ltd.	10,675
15,406	Kumho Petrochemical Co., Ltd.	962,749
33,269	Kumho Tire Co., Inc.*	83,367
14,732	LEENO Industrial, Inc.	1,397,582
7,083	LF Corp.	73,341
5,213	LG Chem, Ltd.	2,153,798
2,708	LG Corp.	160,230
37,842	LG Display Co., Ltd.*	361,315
17,609	LG Electronics, Inc.	934,712
2,907	LG Hausys, Ltd.	155,350
5,847	LG Household & Health Care, Ltd.	6,541,472
11,133	LG Innotek Co., Ltd.	1,635,147
14,270	LG International Corp.	186,932
14,079	LG Uplus Corp.	143,879
1,034	LIG Nex1 Co., Ltd.	25,781
2,136	Lock&Lock Co., Ltd.*	20,091
2,783	Lotte Chemical Corp.	386,220
1,830	Lotte Chilsung Beverage Co., Ltd.	156,578
482	Lotte Confectionery Co., Ltd.	42,663
5,740	Lotte Corp.	152,124
7,115	Lotte Fine Chemical Co., Ltd.	205,773
40	Lotte Food Co., Ltd.	11,707

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2020 (Unaudited)

Shares	Description	Value ($)

	South Korea — continued
4,985	Lotte Himart Co., Ltd.	161,121
3,942	Lotte Shopping Co., Ltd.	263,340
6,096	LS Corp.	176,311
1,230	LS Electric Co., Ltd.	49,486
4,412	Mando Corp.	81,939
14,919	Meritz Financial Group, Inc.	117,348
4,269	Meritz Fire & Marine Insurance Co., Ltd.	45,295
110,816	Meritz Securities Co., Ltd.	282,262
32,691	Mirae Asset Daewoo Co., Ltd.	183,812
30,912	Mirae Asset Life Insurance Co., Ltd.	68,611
2,471	Namhae Chemical Corp.	15,192
28,480	NAVER Corp.	6,387,128
2,000	NCSoft Corp.	1,491,966
19,956	Nexen Tire Corp.	89,231
49,662	NH Investment & Securities Co., Ltd.	345,305
1,141	NHN Corp.*	79,073
2,544	NICE Holdings Co., Ltd.	45,234
92,798	NICE Information Service Co., Ltd.	1,409,522
4,851	NongShim Co., Ltd.	1,473,984
5,227	OCI Co., Ltd.*	162,711
13,810	Orion Corp.	1,550,103
12,241	Orion Holdings Corp.	135,306
53,377	Pan Ocean Co., Ltd.*	171,593
2,500	Paradise Co., Ltd.	28,091
9,343	Poongsan Corp.	172,261
11,637	POSCO	1,682,813
13,167	Posco International Corp.	154,437
1,276	S&T Motiv Co., Ltd.	40,592
740	S-Oil Corp.	39,493
3,569	Samsung C&T Corp.	347,775
10,400	Samsung Card Co., Ltd.	236,393
353,055	Samsung Electronics Co., Ltd.	15,650,621
4,400	Samsung Electronics Co., Ltd., GDR(d)	4,853,200
4,455	Samsung Electronics Co., Ltd. (London Exchange) Reg S, GDR(b)	4,906,440
4,055	Samsung Fire & Marine Insurance Co., Ltd.	593,152
11,648	Samsung Heavy Industries Co., Ltd.*	58,394
11,402	Samsung Life Insurance Co., Ltd.	423,558
22,443	Samsung Securities Co., Ltd.	497,372
1,020	Samyang Corp.	34,041
1,710	Samyang Holdings Corp.	81,003
5,459	Sangsangin Co., Ltd.	28,128
2,785	Sebang Global Battery Co., Ltd.	70,476
34,721	SFA Engineering Corp.	953,409
191,939	Shinhan Financial Group Co., Ltd.	4,585,634
6,194	Shinsegae International, Inc.	809,382
2,572	Shinsegae, Inc.	476,781
1,161	Shinyoung Securities Co., Ltd.	41,256
28,060	Silicon Works Co., Ltd.	910,111
513	Sindoh Co., Ltd.	10,437

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2020 (Unaudited)

Shares	Description	Value ($)

	South Korea — continued
1,323	SK Chemicals Co., Ltd.	142,510
5,863	SK Discovery Co., Ltd.	192,434
1,422	SK Gas, Ltd.	88,102
1,247	SK Holdings Co., Ltd.	305,411
6,887	SK Innovation Co., Ltd.	760,660
56,615	SK Networks Co., Ltd.	225,259
1,642	SKC Co., Ltd.	84,369
8,183	SL Corp.(c)	93,882
16,900	Soulbrain Holdings Co., Ltd.	1,356,287
617	Ssangyong Motor Co.*	1,651
188	Taekwang Industrial Co., Ltd.	109,731
11,802	Taeyoung Engineering & Construction Co., Ltd.	154,766
14,048	Tongyang Life Insurance Co., Ltd.	33,916
89,769	Woori Financial Group, Inc.	665,083
154	Young Poong Corp.	59,642
11,364	Youngone Corp.	242,787
2,086	Youngone Holdings Co., Ltd.	67,502
46,630	Yuanta Securities Korea Co., Ltd.*	101,130
22,338	Yuhan Corp.	945,600

	Total South Korea	109,564,132

	Spain — 0.0%
16,331	CEMEX Latam Holdings SA*	6,638

	Switzerland — 0.3%
145,750	ABB, Ltd.	3,275,758

	Taiwan — 13.6%
138,900	Accton Technology Corp.	1,071,001
822,000	Acer, Inc.	497,943
92,000	Aerospace Industrial Development Corp.	92,817
16,991	Arcadyan Technology Corp.	48,027
74,000	Ardentec Corp.	80,156
134,000	ASE Technology Holding Co., Ltd.	306,031
1,481,000	Asia Cement Corp.	2,184,689
32,000	Asia Optical Co., Inc.	75,813
34,000	Asia Vital Components Co., Ltd.	47,999
105,000	Asustek Computer, Inc.	767,737
2,760,000	AU Optronics Corp.	863,797
351,000	Bioteque Corp.	1,870,462
71,000	Brighton-Best International Taiwan, Inc.	64,596
537,140	Capital Securities Corp.	188,074
198,000	Career Technology MFG. Co., Ltd.	204,621
89,000	Catcher Technology Co., Ltd.	668,250
1,980,058	Cathay Financial Holding Co., Ltd.	2,804,553
260,000	Cathay Real Estate Development Co., Ltd.	174,493
26,519	Center Laboratories, Inc.	67,220
356,049	Chang Hwa Commercial Bank, Ltd.	233,113
27,000	Charoen Pokphand Enterprise	62,321

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2020 (Unaudited)

Shares	Description	Value ($)

	Taiwan — continued
335,000	Cheng Loong Corp.	264,280
69,000	Cheng Shin Rubber Industry Co., Ltd.	78,770
163,000	Cheng Uei Precision Industry Co., Ltd.	219,747
35,110	Chicony Electronics Co., Ltd.	101,264
90,000	Chilisin Electronics Corp.	273,604
71,000	Chin-Poon Industrial Co., Ltd.	63,451
1,022,000	China Airlines, Ltd.	283,369
266,000	China Bills Finance Corp.	138,259
1,889,000	China Development Financial Holding Corp.	604,390
854,335	China Life Insurance Co., Ltd.*	629,296
403,260	China Man-Made Fiber Corp.	90,787
70,800	China Motor Corp.	87,867
460,950	China Petrochemical Development Corp.*	129,107
1,711,000	China Steel Corp.	1,198,379
251,000	Chipbond Technology Corp.	545,942
264,944	ChipMOS Technologies, Inc.	302,959
26,000	Chong Hong Construction Co., Ltd.	76,360
112,000	Chung Hung Steel Corp.	31,180
1,334,000	Compal Electronics, Inc.	869,115
148,000	Compeq Manufacturing Co., Ltd.	238,339
178,000	Coretronic Corp.	191,488
2,539,000	CTBC Financial Holding Co., Ltd.	1,747,249
80,000	CTCI Corp.	105,520
75,000	Delta Electronics, Inc.	427,966
190,000	E Ink Holdings, Inc.	260,714
5,274,459	E.Sun Financial Holding Co., Ltd.	4,956,271
558,100	Elite Material Co., Ltd.	3,009,198
7,000	Ennoconn Corp.	66,414
77,000	EnTie Commercial Bank Co., Ltd.	37,211
115,000	Epistar Corp.*	144,622
128,740	Eternal Materials Co., Ltd.	136,150
741,208	Eva Airways Corp.	280,614
236,000	Evergreen International Storage & Transport Corp.	109,007
750,060	Evergreen Marine Corp. Taiwan, Ltd.*	272,746
180,000	Everlight Electronics Co., Ltd.	189,956
435,000	Far Eastern Department Stores, Ltd.	366,608
1,026,282	Far Eastern International Bank	385,234
476,000	Far Eastern New Century Corp.	449,188
135,000	Farglory Land Development Co., Ltd.	215,963
55,000	Feng Hsin Steel Co., Ltd.	97,114
277,750	First Financial Holding Co., Ltd.	212,736
343,000	FLEXium Interconnect, Inc.	1,407,865
33,000	Formosa Advanced Technologies Co., Ltd.	42,683
264,000	Formosa Chemicals & Fibre Corp.	675,570
50,000	Formosa Petrochemical Corp.	149,656
182,000	Formosa Plastics Corp.	539,131
7,000	Formosa Sumco Technology Corp.	32,452
263,000	Formosa Taffeta Co., Ltd.	323,977
293,000	Foxconn Technology Co., Ltd.	559,800

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2020 (Unaudited)

Shares	Description	Value ($)

	Taiwan — continued
923,000	Fubon Financial Holding Co., Ltd.	1,370,568
48,000	Getac Technology Corp.	70,885
23,000	Giant Manufacturing Co., Ltd.	205,217
62,000	Gigabyte Technology Co., Ltd.	138,401
51,000	Gold Circuit Electronics, Ltd.*	57,931
385,000	Grand Pacific Petrochemical*	188,700
80,298	Great Wall Enterprise Co., Ltd.	115,890
45,000	Greatek Electronics, Inc.	70,410
137,274	Hannstar Board Corp.	180,013
801,000	HannStar Display Corp.	175,436
58,000	Highwealth Construction Corp.	85,407
16,000	Holy Stone Enterprise Co., Ltd.	65,456
2,069,200	Hon Hai Precision Industry Co., Ltd.	6,039,539
445,120	Hua Nan Financial Holdings Co., Ltd.	301,065
32,000	Huaku Development Co., Ltd.	91,207
80,880	Hung Sheng Construction, Ltd.*	48,950
877,766	IBF Financial Holdings Co., Ltd.	349,509
2,696,000	Innolux Corp.	719,687
309,809	International CSRC Investment Holdings Co.	212,702
164,000	Inventec Corp.	140,306
417,790	Jih Sun Financial Holdings Co., Ltd.	136,215
76,000	Kenda Rubber Industrial Co., Ltd.	75,553
19,000	Kerry TJ Logistics Co., Ltd.	26,202
80,000	Kindom Development Co., Ltd.	84,005
153,000	King Yuan Electronics Co., Ltd.	177,720
370,000	King’s Town Bank Co., Ltd.	448,915
493,000	Kinpo Electronics	182,333
123,000	Kinsus Interconnect Technology Corp.	292,125
178,000	Lite-On Technology Corp., ADR	280,588
260,076	Longchen Paper & Packaging Co., Ltd.	126,322
3,000	Lotes Co., Ltd.	38,370
12,000	Lotus Pharmaceutical Co., Ltd.*	33,922
26,000	Lung Yen Life Service Corp.	51,464
119,000	Macronix International	126,108
8,000	Marketech International Corp.	23,079
480,000	MediaTek, Inc.	9,391,595
445,000	Mega Financial Holding Co., Ltd.	465,282
146,480	Mercuries & Associates Holding, Ltd.*	131,259
470,445	Mercuries Life Insurance Co., Ltd.*	159,065
21,000	Merry Electronics Co., Ltd.	99,094
835,200	Micro-Star International Co., Ltd.	3,036,339
15,000	Namchow Holdings Co., Ltd.	23,448
47,000	Nan Kang Rubber Tire Co., Ltd.	70,566
211,000	Nan Ya Plastics Corp.	460,623
69,000	Nan Ya Printed Circuit Board Corp.*	184,988
44,000	Nantex Industry Co., Ltd.	58,236
42,000	Nanya Technology Corp.	86,499
315,000	Novatek Microelectronics Corp.	2,429,670
473,000	O-Bank Co., Ltd.*	115,424

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2020 (Unaudited)

Shares	Description	Value ($)

	Taiwan — continued
94,000	Oriental Union Chemical Corp.	53,764
291,000	Pegatron Corp.	629,848
125,000	Phison Electronics Corp.	1,241,086
705,000	Pou Chen Corp.	686,491
396,000	Powertech Technology, Inc.	1,432,580
119,000	President Securities Corp.	54,970
785,000	Primax Electronics, Ltd.	1,270,955
378,000	Prince Housing & Development Corp.	129,123
626,000	Qisda Corp., ADR	373,655
5,000	Quang Viet Enterprise Co., Ltd.	23,084
107,000	Quanta Computer, Inc.	256,968
754,200	Radiant Opto-Electronics Corp.	3,045,281
79,560	Radium Life Tech Co., Ltd.	27,721
365,000	Realtek Semiconductor Corp.	3,687,908
25,000	Ruentex Industries, Ltd.*	59,908
136,000	Sanyang Motor Co., Ltd.	97,657
31,000	Sercomm Corp.	81,921
95,000	Shihlin Electric & Engineering Corp.	146,680
1,806,574	Shin Kong Financial Holding Co., Ltd.*	525,267
24,000	Shin Zu Shing Co., Ltd.	120,905
508,000	Shinkong Synthetic Fibers Corp.	193,280
43,342	Sigurd Microelectronics Corp.	59,517
240,000	Simplo Technology Co., Ltd.	2,593,185
33,000	Sino-American Silicon Products, Inc.	106,900
1,574,480	SinoPac Financial Holdings Co., Ltd.	577,623
34,000	Sinyi Realty, Inc.	31,157
989,000	Sunonwealth Electric Machine Industry Co., Ltd.	1,716,369
187,000	Synnex Technology International Corp.	263,675
5,000	Systex Corp.	13,758
327,530	TA Chen Stainless Pipe	300,351
1,141,983	Taichung Commercial Bank Co., Ltd.	449,980
1,435,703	Taishin Financial Holding Co., Ltd.	648,063
1,708,514	Taiwan Business Bank	623,840
1,519,909	Taiwan Cement Corp.	2,197,760
1,139,085	Taiwan Cooperative Financial Holding Co., Ltd.	799,309
397,000	Taiwan Glass Industry Corp.	134,186
81,000	Taiwan Hon Chuan Enterprise Co., Ltd.	151,535
33,000	Taiwan Paiho, Ltd.	71,925
1,434,000	Taiwan Semiconductor Manufacturing Co., Ltd.	15,174,646
533,013	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	30,259,148
28,000	Taiwan Shin Kong Security Co., Ltd.	35,133
26,000	Taiwan Surface Mounting Technology Corp.	114,170
52,000	Tatung Co., Ltd.*	36,940
117,000	TCI Co., Ltd.	1,091,818
595,000	Teco Electric and Machinery Co., Ltd.	544,916
330,000	Ton Yi Industrial Corp.	102,212
15,000	Tong Hsing Electronic Industries, Ltd.	70,963
100,000	Tong Yang Industry Co., Ltd.	123,380
25,000	Topco Scientific Co., Ltd.	92,160

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2020 (Unaudited)

Shares	Description	Value ($)

	Taiwan — continued
20,000	Transcend Information, Inc.	48,748
1,027,000	Tripod Technology Corp.	4,547,241
263,000	TSRC Corp.	152,446
339,000	Tung Ho Steel Enterprise Corp.	256,979
49,000	TXC Corp.	106,226
212,000	U-Ming Marine Transport Corp.	224,479
2,657,000	Uni-President Enterprises Corp.	6,411,339
80,000	Unimicron Technology Corp.	135,411
609,577	Union Bank Of Taiwan*	231,142
83,700	Unitech Printed Circuit Board Corp.	72,678
1,709,000	United Microelectronics Corp.	919,397
149,887	UPC Technology Corp.	50,684
420,780	USI Corp.	174,955
61,000	Wafer Works Corp.	68,854
59,000	Wah Lee Industrial Corp.	112,963
1,163,000	Walsin Lihwa Corp.	572,500
19,000	Walsin Technology Corp.	114,909
252,000	Wan Hai Lines, Ltd.	141,022
960,000	Winbond Electronics Corp.	432,828
844,447	Wistron Corp.	1,021,644
41,560	Wistron NeWeb Corp.	90,445
38,700	Wiwynn Corp.	1,049,555
390,720	WPG Holdings, Ltd.	518,676
159,000	WT Microelectronics Co., Ltd.	212,874
7,000	Yageo Corp.	90,092
459,000	Yang Ming Marine Transport Corp.*	100,874
527,000	YFY, Inc.	246,150
318,331	Yieh Phui Enterprise Co., Ltd.	93,241
1,474,000	Yuanta Financial Holding Co., Ltd.	869,267
15,100	Yulon Finance Corp.	55,632
435,000	Yulon Motor Co., Ltd.	316,863

	Total Taiwan	157,399,354

	Thailand — 1.3%
2,240,800	Airports of Thailand PCL Class F	4,394,728
606,100	AP Thailand PCL Class F	115,857
427,600	Bangchak Corp. PCL Class F	290,815
50,100	Bangkok Bank PCL, NVDR	173,770
346,000	Bangkok Bank PCL Class F	1,210,708
876,200	Bangkok Land PCL Class F	28,933
251,700	Bangkok Life Assurance PCL, NVDR	126,317
1,917,900	Banpu PCL Class F	378,829
46,300	Berli Jucker PCL Class F	59,208
32,600	CH Karnchang PCL Class F	21,107
163,200	Charoen Pokphand Foods PCL Class F	167,895
28,300	Delta Electronics Thailand PCL Class F	49,215
128,800	Esso Thailand PCL Class F*	29,171
21,100	GFPT PCL Class F	8,879
216,000	Hana Microelectronics PCL Class F	193,933

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2020 (Unaudited)

Shares	Description	Value ($)

	Thailand — continued
189,000	Indorama Ventures PCL Class F	169,692
2,165,000	IRPC PCL Class F	183,904
98,600	Kasikornbank PCL, NVDR	298,105
147,700	Kasikornbank PCL Class F	445,198
121,500	Kiatnakin Bank PCL Class F	157,499
575,700	Krung Thai Bank PCL Class F	192,024
815,500	Krungthai Card PCL Class F	801,527
139,600	MBK PCL Class F	63,261
154,800	Minor International PCL Class F*	102,817
251,100	Pruksa Holding PCL Class F	93,497
188,200	PTT Exploration & Production PCL Class F	559,881
324,800	PTT Global Chemical PCL Class F	487,113
628,500	PTT PCL Class F	769,229
2,281,600	Quality Houses PCL Class F	165,455
30,500	Siam Cement PCL (The) Class F	365,017
3,000	Siam City Cement PCL Class F	12,630
140,300	Siam Commercial Bank PCL (The) Class F	330,238
62,100	Sri Trang Agro-Industry PCL Class F*	54,751
594,200	Star Petroleum Refining PCL Class F	127,847
661,900	Supalai PCL Class F	360,005
64,600	Thai Airways International PCL Class F*	8,006
333,600	Thai Oil PCL Class F	478,755
231,000	Thai Union Group PCL Class F	96,523
125,500	Thanachart Capital PCL Class F	144,738
330,600	Tisco Financial Group PCL Class F	746,017
5,275,336	TMB Bank PCL Class F	179,585
1,080,600	TPI Polene PCL Class F	41,627
598,500	TPI Polene Power PCL Class F	77,892
3,034,100	True Corp. PCL Class F	334,404
50,400	Vinythai PCL Class F	36,038
572,900	WHA Corp. PCL Class F	61,585

	Total Thailand	15,194,225

	Turkey — 0.8%
382,463	Akbank T.A.S.*	339,066
9,640	Anadolu Efes Biracilik Ve Malt Sanayii AS	29,970
903,000	Aselsan Elektronik Sanayi Ve Ticaret AS	4,276,645
134,000	BIM Birlesik Magazalar AS	1,328,999
377,430	Dogan Sirketler Grubu Holding AS	115,578
89,241	Enka Insaat ve Sanayi AS	80,180
67,443	Eregli Demir ve Celik Fabrikalari TAS	84,383
23,713	KOC Holding AS	62,243
186,055	Migros Ticaret AS*	1,044,614
863	Pegasus Hava Tasimaciligi AS*	6,989
16,306	Selcuk Ecza Deposu Ticaret ve Sanayi AS	20,902
30,173	Soda Sanayii AS	26,929
9,675	TAV Havalimanlari Holding AS	27,325
13,791	Tekfen Holding AS	34,227
218,592	Trakya Cam Sanayii AS	114,430

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2020 (Unaudited)

Shares	Description	Value ($)

	Turkey — continued
73,745	Turk Hava Yollari AO*	134,621
96,072	Turkiye Garanti Bankasi AS*	118,503
226,963	Turkiye Halk Bankasi AS*	212,143
190,164	Turkiye Is Bankasi AS Class C*	154,728
6,350	Turkiye Sinai Kalkinma Bankasi AS*	1,194
113,221	Turkiye Sise ve Cam Fabrikalari AS	91,630
170,595	Turkiye Vakiflar Bankasi TAO Series D*	132,582
254,558	Ulker Biskuvi Sanayi AS*	902,149
421,480	Yapi ve Kredi Bankasi AS*	149,953

	Total Turkey	9,489,983

	United Kingdom — 0.9%
190,876	GlaxoSmithKline Plc	3,856,594
216,255	Mondi Plc	4,029,489
75,500	Polymetal International Plc	1,508,119
5,856,000	West China Cement, Ltd.	1,066,511

	Total United Kingdom	10,460,713

	United States — 2.6%
65,488	Colgate-Palmolive Co.	4,797,651
36,933	Johnson & Johnson	5,193,888
5,877	MercadoLibre, Inc.*	5,793,370
20,441	Microsoft Corp.	4,159,948
34,278	PepsiCo, Inc.	4,533,608
22,967	Waters Corp.*	4,143,247
40,973	Yum China Holdings, Inc.	1,969,572

	Total United States	30,591,284

	TOTAL COMMON STOCKS (COST $1,089,561,205)	1,071,263,089

	PREFERRED STOCKS — 1.6%

	Brazil — 1.0%
1,340,669	Banco Bradesco SA, 7.77%	5,054,245
88,000	Banco do Estado do Rio Grande do Sul SA, 6.74% Series B	217,163
23,092	Banco Pan SA, 1.81%	37,009
501,044	Gerdau SA, 0.88%	1,460,937
155,856	Itau Unibanco Holding SA, 7.41%	722,397
742,473	Petroleo Brasileiro SA, 3.69%	2,914,019
481,100	Randon SA Implementos e Participacoes, 2.46%	842,021
166,200	Usinas Siderurgicas de Minas Gerais SA, 0.59% Series A	220,054

	Total Brazil	11,467,845

	Colombia — 0.0%
4,190	Banco Davivienda SA, 3.01%	31,375
15,537	Grupo Argos SA, 4.29%	31,786
10,752	Grupo de Inversiones Suramericana SA, 3.71%	45,662

	Total Colombia	108,823

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2020 (Unaudited)

Shares		Description	Value ($)

		South Korea — 0.6%
176,138		Samsung Electronics Co., Ltd., 2.27%	6,878,575

		TOTAL PREFERRED STOCKS (COST $23,285,273)	18,455,243

		RIGHTS — 0.0%

		Hong Kong — 0.0%
6,462		Greentown China Holdings* (c)	—
6,315		Legend Holdings Corp., Class H* (c) (e)	—

		Total Hong Kong	—

		India — 0.0%
3,089		Arvind Fashions, Ltd. Expires 04/17/2020*	2,557

		South Korea — 0.0%
11,238		Korean Air Lines Co., Ltd.*	16,116

		Thailand — 0.0%
18,878		Minor International PCL* (c)	995

		TOTAL RIGHTS (COST $53,323)	19,668

Par Value ($)		Description	Value ($)

		SHORT-TERM INVESTMENT — 0.2%

		Mutual Fund - Securities Lending Collateral — 0.2%
2,403,820		State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.12%(f) (g)	2,403,820

		TOTAL SHORT-TERM INVESTMENT (COST $2,403,820)	2,403,820

		TOTAL INVESTMENTS — 94.1% (Cost $1,115,303,621)	1,092,141,820

		Other Assets and Liabilities (net) — 5.9%	68,613,241

		NET ASSETS — 100.0%	$1,160,755,061

		Notes to Schedule of Investments:

		ADR — American Depository Receipt

		GDR — Global Depository Receipt

		NVDR — Non-Voting Depository Receipt

		OTC — Over-The-Counter

		REIT — Real Estate Investment Trust

	*	Non-income producing security.

	(a)	All or a portion of this security is out on loan.

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

(b)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(c)	Securities fair valued by the Valuation Committee as approved by the Board of Trustees. The total market value of the securities at period end is $178,707 which represents 0.0% of net assets. The aggregate tax cost of these securities held at June 30, 2020 was $251,335.

(d)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of period end, the market value of restricted securities was $4,853,200, which is 0.4% of net assets. See details shown in the Restricted Securities table that follows.

(e)	Level 3 - significant unobservable inputs were used in determining the value of this portfolio security.

(f)	The rate disclosed is the 7-day net yield as of June 30, 2020.

(g)	Represents an investment of securities lending cash collateral.

144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total market value of the securities at period end is $6,968,886 which represents 0.6% of net assets.

At June 30, 2020, the Fund held the following restricted security:

Restricted Security	Acquisition Date	Principal Amount	Cost	Value
Samsung Electronics Co., Ltd.	10/10/2019	USD 4,400	$4,736,525	$4,853,200

Futures Contracts

Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)
Buys
1,171	MSCI Emerging Markets E-mini Index	Sep 2020	$57,712,735	$614,506

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

Industry Sector Summary (Unaudited)	% of Net Assets
Financial	21.5
Technology	14.3
Communications	14.2
Consumer, Non-cyclical	12.8
Industrial	10.4
Consumer, Cyclical	8.6
Energy	5.5
Basic Materials	4.9
Utilities	1.5
Diversified	0.2
Short-Term Investment	0.2
Other Assets and Liabilities (net)	5.9

100.0%

See accompanying Notes to the Schedule of Investments.